Cover	Dec. 05, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 05, 2023
Entity File Number	000-55925
Entity Registrant Name	AERKOMM INC.
Entity Central Index Key	0001590496
Entity Tax Identification Number	46-3424568
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	923 Incline Way #39
Entity Address, City or Town	Incline Village
Entity Address, State or Province	NV
Entity Address, Postal Zip Code	89451
City Area Code	877
Local Phone Number	742-3094
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false